Net Loss Per Share of Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share
Effect of dilutive shares, options	0	0	0
Effect of dilutive shares, warrants	0	0	0
Numerator:
Net loss including noncontrolling interests	$ (220,968)	$ (185,080)	$ (5,196)
Denominator:
Basic weighted-average common shares	641,561,610	612,047,053	307,005,057
Diluted weighted-average common shares	641,561,610	612,047,053	307,005,057
Basic net loss per share (in USD/Share)	$ (0.34)	$ (0.30)	$ (0.02)
Diluted net loss per share (USD/Shares)	$ (0.34)	$ (0.30)	$ (0.02)
Anti-dilutive securities
Securities were excluded from the computation of diluted net loss per share	55,551,000	94,443,760	75,454,000
Share options and non-vested restricted stock
Anti-dilutive securities
Securities were excluded from the computation of diluted net loss per share	55,551,000	69,536,350	57,954,000
Convertible bonds
Anti-dilutive securities
Securities were excluded from the computation of diluted net loss per share		24,907,410	17,500,000